OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
OTHER CURRENT ASSETS

13.	OTHER CURRENT ASSETS

(in thousands of $)	2020	2019
Prepaid expenses	2,391	4,031
Other receivables	6,291	5,249
	8,682	9,280